Subsequent Events (Details) - USD ($)	Apr. 17, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock
Subsequent Events
Common stock, par value (in dollars per share)		0.0001	0.0001	0.0001
Class B common stock
Subsequent Events
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Events | Forward Purchase Agreements | Class A common stock
Subsequent Events
Number of shares to be issued	4,300,000
Number of exercisable shares of common stock	4,300,000
Minimum period for penalty shares to be freely tradable	45 days
Subsequent Events | Envoy Merger Sub, Inc | Class A common stock
Subsequent Events
Common stock, par value (in dollars per share)	$ 0.01
Aggregate amount consideration	$ 15,000,000
Subsequent Events | Envoy Merger Sub, Inc | Class B common stock
Subsequent Events
Number of share forfeited upon business combination	12,500,000
Subsequent Events | Envoy Merger Sub, Inc | Series A Preferred Stock
Subsequent Events
Number of shares issue	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Price per share	$ 10.00
Gross proceeds	$ 10,000,000
Percentage of shareholder support agreements	5.00%
Percentage of diluted shares issued and outstanding	40.10%